Equity (Details) ¥ / shares in Units, ¥ in Millions					1 Months Ended	12 Months Ended
	Oct. 01, 2014 shares	Apr. 01, 2014	Oct. 01, 2013 shares	Oct. 01, 2012 shares	Oct. 31, 2014 shares	Mar. 31, 2015 JPY (¥) ¥ / shares shares	Mar. 31, 2014 JPY (¥) shares	Mar. 31, 2013 JPY (¥)	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Stockholders Equity Note [Line Items]
Percentage of cash dividends that must be appropriated as a legal reserve						10.00%
Appropriated legal reserve not required after percentage limit is achieved						25.00%
Appropriated legal reserve, minimum actual percentage of stated capital						25.00%
Amount of statutory retained earnings of the Company available for dividend payments to shareholders | ¥						¥ 185,289	¥ 91,137
Retained earnings, cash dividends | ¥						¥ 11,764
Retained earnings, cash dividends per share | ¥ / shares						¥ 40
Purchase of treasury stock, value | ¥						¥ 2,159	¥ 2,838	¥ 31,277
Treasury stock, shares						9,636	14,343,952
Treasury stock, at cost, value | ¥						¥ 27	¥ 39,640
Stock split ratio		2
Retained earnings relating to equity in undistributed earnings of accumulated deficit of equity method investee | ¥						155	168	152
Nidec Sankyo
Stockholders Equity Note [Line Items]
Purchase of additional interests in subsidiaries, percentage owned by parent company				100.00%							77.10%
Nidec Sankyo | Share Exchange Transaction
Stockholders Equity Note [Line Items]
Purchase of additional interests in subsidiaries, shares of common stock held in treasury allocated for the share exchange				6,350,630
Nidec Copal
Stockholders Equity Note [Line Items]
Purchase of additional interests in subsidiaries, percentage owned by parent company			100.00%							66.50%
Nidec Copal | Share Exchange Transaction
Stockholders Equity Note [Line Items]
Purchase of additional interests in subsidiaries, shares of common stock held in treasury allocated for the share exchange			4,856,764
Nidec Tosok
Stockholders Equity Note [Line Items]
Purchase of additional interests in subsidiaries, percentage owned by parent company			100.00%							72.30%
Nidec Tosok | Share Exchange Transaction
Stockholders Equity Note [Line Items]
Purchase of additional interests in subsidiaries, shares of common stock held in treasury allocated for the share exchange			2,624,000
Nidec Copal Electronics
Stockholders Equity Note [Line Items]
Purchase of additional interests in subsidiaries, percentage owned by parent company	100.00%								65.40%
Nidec Copal Electronics | Share Exchange Transaction
Stockholders Equity Note [Line Items]
Purchase of additional interests in subsidiaries, shares of common stock held in treasury allocated for the share exchange	3,160,575				3,160,575
Nidec-Read
Stockholders Equity Note [Line Items]
Purchase of additional interests in subsidiaries, shares of common stock held in treasury allocated for the share exchange					1,421,498
Purchase of additional interests in subsidiaries, percentage owned by parent company	100.00%								65.50%
Nidec-Read | Share Exchange Transaction
Stockholders Equity Note [Line Items]
Purchase of additional interests in subsidiaries, shares of common stock held in treasury allocated for the share exchange	1,421,498
Treasury stock, at cost
Stockholders Equity Note [Line Items]
Purchase of treasury stock, value | ¥						¥ 2,159	¥ 2,838	¥ 31,277
NIDEC | Treasury stock, at cost
Stockholders Equity Note [Line Items]
Treasury stock, shares						36	14,343,952
Treasury stock, at cost, value | ¥						¥ 0	¥ 40,527
Repurchase at Board of Directors Meetings Resolution
Stockholders Equity Note [Line Items]
Purchase of treasury stock, shares							1,000,000
Purchase of treasury stock, value | ¥							¥ 2,696